Fair Value Measurements (Schedule Of Changes In The Fair Value Of The Level 3 Financial Assets And Liabilities) (Details) (Significant Unobservable Inputs (Level 3) [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance, Asset	$ 72,441	$ 114,650
Sales, Asset	(49,150)	(56,320)
Redemptions, Asset	(25,800)	(900)
Change in realized and unrealized gains included in other income (expense), net, Asset	24,412	23,810
Change in unrealized (losses) gains included in other comprehensive income, Asset	(21,631)	(8,392)
Impairment charges, Asset	0	(407)
Ending balance, Asset	272	72,441
Beginning balance, Liability	3,686	0
Contingent consideration liability recorded for business combination, Liability	42,404	3,424
Payments of contingent consideration, Liability	(4,107)	0
Change in fair value recorded in operating expenses, Liability	(3,337)	262
Ending balance, Liability	$ 38,646	$ 3,686